Property and equipment - Summary of the Estimated Useful Lives and Depreciation Method (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Beginning balance	€ 37,887
Ending Balance	72,762	€ 37,887
Office buildings
Property and equipment
Beginning balance	23,368
Transfers in/(out)		19
Ending Balance	54,659	23,368
Other facilities and equipment
Property and equipment
Beginning balance	14,046
Ending Balance	17,671	14,046
Work in Progress
Property and equipment
Beginning balance	473
Transfers in/(out)		(19)
Ending Balance	432	473
Cost
Property and equipment
Beginning balance	86,551	72,090
Additions	51,334	11,118
Additions through business combinations	6	2,625
Disposals	(3,828)	(385)
Translation adjustments	(1,298)	1,103
Ending Balance	132,765	86,551
Cost | Office buildings
Property and equipment
Beginning balance	47,866	43,724
Additions	40,693	2,652
Additions through business combinations		1,288
Transfers in/(out)	302
Disposals	(3,440)	(307)
Translation adjustments	(682)	490
Ending Balance	84,739	47,866
Cost | Other facilities and equipment
Property and equipment
Beginning balance	38,212	28,347
Additions	9,621	8,030
Additions through business combinations	6	1,319
Transfers in/(out)	774
Disposals	(388)	(78)
Translation adjustments	(631)	594
Ending Balance	47,594	38,212
Cost | Work in Progress
Property and equipment
Beginning balance	473	19
Additions	1,020	436
Additions through business combinations		18
Transfers in/(out)	(1,076)
Translation adjustments	15	19
Ending Balance	432	473
Accumulated depreciation
Property and equipment
Beginning balance	(48,664)	(36,167)
Depreciation	(14,596)	(11,982)
Disposals	2,517	385
Translation adjustments	740	(900)
Ending Balance	(60,003)	(48,664)
Accumulated depreciation | Office buildings
Property and equipment
Beginning balance	(24,498)	(18,505)
Depreciation	(8,107)	(6,672)
Disposals	2,129	307
Translation adjustments	396	372
Ending Balance	(30,080)	(24,498)
Accumulated depreciation | Other facilities and equipment
Property and equipment
Beginning balance	(24,166)	(17,662)
Depreciation	(6,489)	(5,310)
Disposals	388	78
Translation adjustments	344	(1,272)
Ending Balance	€ (29,923)	€ (24,166)